LOSS PER SHARE	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Sep. 30, 2022
Earnings Per Share [Abstract]
LOSS PER SHARE

10. LOSS PER SHARE

The calculation of basic and diluted loss per share for the three and nine month periods ended June 30, 2023 and 2022 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	Three Months Ended June 30, 2023	Three Months Ended June 30, 2022	Nine Months Ended June 30, 2023	Nine Months Ended June 30, 2022

Net loss	$(1,452,827)	$(888,669)	$(3,873,341)	$(1,797,785)
Weighted average common shares outstanding	491,037	483,150	485,779	352,934
Basic and diluted loss per share	$(2.96)	$(1.84)	$(7.97)	$(5.09)

For the three and nine months ended June 30, 2023, 20,313 stock options and 279,746 warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive. For the three and nine months ended June 30, 2022, 21,146 stock options and 274,276 warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

PERMEX PETROLEUM CORPORATION

NOTES TO CONDENSED INTERIM CONSOLIDATED FINANCIAL STATEMENTS

THREE AND NINE MONTHS ENDED JUNE 30, 2023

(UNAUDITED)

11. LOSS PER SHARE

The calculation of basic and diluted loss per share for the years ended September 30, 2022 and 2021 was based on the net losses attributable to common shareholders. The following table sets forth the computation of basic and diluted loss per share:

	2022	2021

Net loss	$(2,714,616)	$(1,253,242)
Weighted average common shares outstanding	385,756	169,739

Basic and diluted loss per share	$(7.04)	$(7.38)

As of September 30, 2022, $73,000 (CAD$100,000) of convertible debentures convertible into 2,778 common shares, 21,146 (2021 - 9,480) stock options and 274,276 (2021 - 52,083) warrants were excluded from the diluted weighted average number of common shares calculation as their effect would have been anti-dilutive.

PERMEX PETROLEUM CORPORATION

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

YEARS ENDED SEPTEMBER 30, 2022 AND 2021